Annual Total Returns[BarChart] - SA Multi-Managed Diversified Fixed Income Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.31%	5.55%	(2.83%)	4.99%	(0.28%)	3.50%	3.94%	(1.10%)	9.69%	7.87%